Pay vs Performance Disclosure - USD ($)		12 Months Ended
		Dec. 27, 2025	Dec. 28, 2024	Dec. 30, 2023	Dec. 31, 2022	Dec. 25, 2021
Pay vs Performance Disclosure [Table]
Pay vs Performance Disclosure, Table

2025 Pay Versus Performance

As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act and Item 402(v) of Regulation S-K we are providing the following information to show how compensation actually paid (“CAP”) to the PEO and the Non-PEO NEOs (as described below) (averaged) relates to certain total shareholder return results, Garmin net income and Garmin operating income results for the years 2021-2025.

			Average Summary Compensation Table Total for Non-PEO Named Executive Officers	Average Compensation Actually Paid to Non-PEO Named Executive Officers	Value of Initial Fixed $100 Investment Based on:
Year	Summary Compensation Table Total for PEO	Compensation Actually Paid to PEO			Total Shareholder Return	Peer Group Total Shareholder Return	Net Income	Operating Income
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2025	$7,744,354	$7,788,412	$2,685,506	$2,701,048	$190.56	$153.99	$1,663,887,000	$1,876,076,000
2024	$7,240,905	$18,055,818	$2,416,106	$5,343,825	$191.05	$145.21	$1,411,436,000	$1,593,994,000
2023	$6,540,666	$10,679,153	$2,113,742	$3,241,006	$115.27	$111.58	$1,289,636,000	$1,092,160,000
2022	$4,585,595	$900,886	$1,888,561	$698,576	$80.56	$78.35	$973,585,000	$1,027,845,000
2021	$4,238,341	$5,967,081	$1,694,354	$2,271,591	$113.95	$124.43	$1,082,200,000	$1,218,620,000

The PEO for each year was Clifton A. Pemble. For 2025 and 2024, the Non-PEO NEOs were Douglas G. Boessen, Bradley C. Trenkle, Philip I. Straub and Patrick G. Desbois. For 2023 and 2022, the Non-PEO NEOs were Douglas G. Boessen, Andrew R. Etkind, Philip I. Straub and Patrick G. Desbois. For 2021, the Non-PEO NEOs were Min H. Kao, Douglas G. Boessen, Andrew R. Etkind, Philip I. Straub and Patrick G. Desbois.

The peer group for purposes of the table above is the S&P 500 Consumer Discretionary Index.

Operating income, for compensation purposes, is presented from the Company’s audited financial statements without adjustment.

To calculate CAP for our PEO, the following amounts were deducted from and added to Summary Compensation Table (“SCT”) total compensation, as required under Item 402(v) of Regulation S-K:

Year	SCT Total	Deduction of Reported Value of Equity Awards	Equity Award Adjustments	CAP
		(i)	(ii)
2025	$7,744,354	$(6,300,085)	$6,344,143	$7,788,412
2024	$7,240,905	$(5,800,074)	$16,614,987	$18,055,818
2023	$6,540,666	$(5,150,023)	$9,288,510	$10,679,153
2022	$4,585,595	$(3,323,452)	$(361,257)	$900,886
2021	$4,238,341	$(3,003,686)	$4,732,426	$5,967,081

(i)	Represents the grant date fair value of equity based awards granted for each year shown, as reported in the SCT. As required under Item 402(v) of Regulation S-K, this value is deducted from SCT total compensation to calculate CAP for each year shown.
(ii)	Represents the value of equity award adjustments for each year shown, as calculated in accordance with the methodology required under Item 402(v) of Regulation S-K. The amounts deducted or added in calculating the equity award adjustments are provided in the supplemental table below:

Equity Award Adjustments for PEO	2025	2024	2023	2022	2021
RSUs:
Year-End Fair Value of Awards Granted During Year that Remain Unvested as of Year-End	$3,075,252	$2,893,565	$2,875,568	$1,850,599	$1,663,383
Change in Fair Value (From Prior Year-End to Current Year-End) of Awards Granted Prior to Current Year that Remain Unvested as of Year-End	$(64,183)	$1,745,550	$634,049	$(513,916)	$173,666
Change in Fair Value (From Prior Year-End to Vesting Date) of Awards Granted Prior to Current Year that Vested During Year	$(39,933)	$1,586,411	$498,869	$(516,070)	$208,362
PC-RSUs:
Year-End Fair Value of Awards Granted During Year that Remain Unvested as of Year-End	$3,090,048	$8,166,610	$4,990,626	$-	$2,352,257
Change in Fair Value (From Prior Year-End to Current Year-End) of Awards Granted Prior to Current Year that Remain Unvested as of Year-End	$(149,945)	$2,091,916	$211,356	$(793,151)	$263,567
Change in Fair Value (From Prior Year-End to Vesting Date) of Awards Granted Prior to Current Year that Vested During Year	$432,904	$130,935	$78,042	$(388,719)	$71,191
TOTAL EQUITY AWARD ADJUSTMENTS FOR PEO	$6,344,143	$16,614,987	$9,288,510	$(361,257)	$4,732,426

To calculate CAP for our Non-PEO NEOs (averaged), the following amounts were deducted from and added to Summary Compensation Table (“SCT”) total compensation, as required under Item 402(v) of Regulation S-K:

Year	SCT Total	Deduction of Reported Value of Equity Awards	Equity Award Adjustments	CAP
		(i)	(ii)
2025	$2,685,506	$(1,856,339)	$1,871,882	$2,701,048
2024	$2,416,106	$(1,618,791)	$4,546,510	$5,343,825
2023	$2,113,742	$(1,199,958)	$2,327,222	$3,241,006
2022	$1,888,561	$(1,034,936)	$(155,049)	$698,576
2021	$1,694,354	$(892,596)	$1,469,833	$2,271,591

(i)	Represents the grant date fair value of equity based awards granted for each year shown, as reported in the SCT. As required under Item 402(v) of Regulation S-K, this value is deducted from SCT total compensation to calculate CAP for each year shown.
(ii)	Represents the value of equity award adjustments for each year shown, as calculated in accordance with the methodology required under Item 402(v) of Regulation S-K. The amounts deducted or added in calculating the equity award adjustments are provided in the supplemental table below:

Equity Award Adjustments for Non-PEO NEOs	2025	2024	2023	2022	2021
RSUs:
Year-End Fair Value of Awards Granted During Year that Remain Unvested as of Year-End	$993,076	$841,941	$592,409	$548,618	$438,136
Change in Fair Value (From Prior Year-End to Current Year-End) of Awards Granted Prior to Current Year that Remain Unvested as of Year-End	$(17,632)	$474,777	$183,026	$(139,301)	$50,459
Change in Fair Value (From Prior Year-End to Vesting Date) of Awards Granted Prior to Current Year that Vested During Year	$(11,324)	$438,317	$142,035	$(145,836)	$63,083
PC-RSUs:
Year-End Fair Value of Awards Granted During Year that Remain Unvested as of Year-End	$831,082	$2,182,342	$1,311,231	$-	$790,793
Change in Fair Value (From Prior Year-End to Current Year-End) of Awards Granted Prior to Current Year that Remain Unvested as of Year-End	$(40,354)	$570,982	$71,055	$(275,337)	$99,430
Change in Fair Value (From Prior Year-End to Vesting Date) of Awards Granted Prior to Current Year that Vested During Year	$117,034	$38,151	$27,466	$(143,193)	$27,932
TOTAL EQUITY AWARD ADJUSTMENTS FOR NON-PEO NEOs	$1,871,882	$4,546,510	$2,327,222	$(155,049)	$1,469,833

Company Selected Measure Name		Operating income
Named Executive Officers, Footnote [Text Block]

The PEO for each year was Clifton A. Pemble. For 2025 and 2024, the Non-PEO NEOs were Douglas G. Boessen, Bradley C. Trenkle, Philip I. Straub and Patrick G. Desbois. For 2023 and 2022, the Non-PEO NEOs were Douglas G. Boessen, Andrew R. Etkind, Philip I. Straub and Patrick G. Desbois. For 2021, the Non-PEO NEOs were Min H. Kao, Douglas G. Boessen, Andrew R. Etkind, Philip I. Straub and Patrick G. Desbois.

Peer Group Issuers, Footnote		The peer group for purposes of the table above is the S&P 500 Consumer Discretionary Index.
PEO Total Compensation Amount		$ 7,744,354	$ 7,240,905	$ 6,540,666	$ 4,585,595	$ 4,238,341
PEO Actually Paid Compensation Amount		$ 7,788,412	18,055,818	10,679,153	900,886	5,967,081
Adjustment To PEO Compensation, Footnote

Year	SCT Total	Deduction of Reported Value of Equity Awards	Equity Award Adjustments	CAP
		(i)	(ii)
2025	$7,744,354	$(6,300,085)	$6,344,143	$7,788,412
2024	$7,240,905	$(5,800,074)	$16,614,987	$18,055,818
2023	$6,540,666	$(5,150,023)	$9,288,510	$10,679,153
2022	$4,585,595	$(3,323,452)	$(361,257)	$900,886
2021	$4,238,341	$(3,003,686)	$4,732,426	$5,967,081

(i)	Represents the grant date fair value of equity based awards granted for each year shown, as reported in the SCT. As required under Item 402(v) of Regulation S-K, this value is deducted from SCT total compensation to calculate CAP for each year shown.
(ii)	Represents the value of equity award adjustments for each year shown, as calculated in accordance with the methodology required under Item 402(v) of Regulation S-K. The amounts deducted or added in calculating the equity award adjustments are provided in the supplemental table below:

Equity Award Adjustments for PEO	2025	2024	2023	2022	2021
RSUs:
Year-End Fair Value of Awards Granted During Year that Remain Unvested as of Year-End	$3,075,252	$2,893,565	$2,875,568	$1,850,599	$1,663,383
Change in Fair Value (From Prior Year-End to Current Year-End) of Awards Granted Prior to Current Year that Remain Unvested as of Year-End	$(64,183)	$1,745,550	$634,049	$(513,916)	$173,666
Change in Fair Value (From Prior Year-End to Vesting Date) of Awards Granted Prior to Current Year that Vested During Year	$(39,933)	$1,586,411	$498,869	$(516,070)	$208,362
PC-RSUs:
Year-End Fair Value of Awards Granted During Year that Remain Unvested as of Year-End	$3,090,048	$8,166,610	$4,990,626	$-	$2,352,257
Change in Fair Value (From Prior Year-End to Current Year-End) of Awards Granted Prior to Current Year that Remain Unvested as of Year-End	$(149,945)	$2,091,916	$211,356	$(793,151)	$263,567
Change in Fair Value (From Prior Year-End to Vesting Date) of Awards Granted Prior to Current Year that Vested During Year	$432,904	$130,935	$78,042	$(388,719)	$71,191
TOTAL EQUITY AWARD ADJUSTMENTS FOR PEO	$6,344,143	$16,614,987	$9,288,510	$(361,257)	$4,732,426

Non-PEO NEO Average Total Compensation Amount		$ 2,685,506	2,416,106	2,113,742	1,888,561	1,694,354
Non-PEO NEO Average Compensation Actually Paid Amount		$ 2,701,048	5,343,825	3,241,006	698,576	2,271,591
Adjustment to Non-PEO NEO Compensation Footnote

Year	SCT Total	Deduction of Reported Value of Equity Awards	Equity Award Adjustments	CAP
		(i)	(ii)
2025	$2,685,506	$(1,856,339)	$1,871,882	$2,701,048
2024	$2,416,106	$(1,618,791)	$4,546,510	$5,343,825
2023	$2,113,742	$(1,199,958)	$2,327,222	$3,241,006
2022	$1,888,561	$(1,034,936)	$(155,049)	$698,576
2021	$1,694,354	$(892,596)	$1,469,833	$2,271,591

(i)	Represents the grant date fair value of equity based awards granted for each year shown, as reported in the SCT. As required under Item 402(v) of Regulation S-K, this value is deducted from SCT total compensation to calculate CAP for each year shown.
(ii)	Represents the value of equity award adjustments for each year shown, as calculated in accordance with the methodology required under Item 402(v) of Regulation S-K. The amounts deducted or added in calculating the equity award adjustments are provided in the supplemental table below:

Equity Award Adjustments for Non-PEO NEOs	2025	2024	2023	2022	2021
RSUs:
Year-End Fair Value of Awards Granted During Year that Remain Unvested as of Year-End	$993,076	$841,941	$592,409	$548,618	$438,136
Change in Fair Value (From Prior Year-End to Current Year-End) of Awards Granted Prior to Current Year that Remain Unvested as of Year-End	$(17,632)	$474,777	$183,026	$(139,301)	$50,459
Change in Fair Value (From Prior Year-End to Vesting Date) of Awards Granted Prior to Current Year that Vested During Year	$(11,324)	$438,317	$142,035	$(145,836)	$63,083
PC-RSUs:
Year-End Fair Value of Awards Granted During Year that Remain Unvested as of Year-End	$831,082	$2,182,342	$1,311,231	$-	$790,793
Change in Fair Value (From Prior Year-End to Current Year-End) of Awards Granted Prior to Current Year that Remain Unvested as of Year-End	$(40,354)	$570,982	$71,055	$(275,337)	$99,430
Change in Fair Value (From Prior Year-End to Vesting Date) of Awards Granted Prior to Current Year that Vested During Year	$117,034	$38,151	$27,466	$(143,193)	$27,932
TOTAL EQUITY AWARD ADJUSTMENTS FOR NON-PEO NEOs	$1,871,882	$4,546,510	$2,327,222	$(155,049)	$1,469,833

Compensation Actually Paid vs. Total Shareholder Return		CAP VS TSR
Compensation Actually Paid vs. Net Income		CAP VS NET INCOME
Compensation Actually Paid vs. Company Selected Measure		CAP VS OPERATING INCOME
Total Shareholder Return Vs Peer Group		CAP VS TSR
Tabular List, Table

As required under Item 402(v) of Regulations S-K, in the table below we list the financial performance measures used by the Compensation Committee to link compensation actually paid to the NEOs for 2025 to Garmin’s performance.

Revenue
Operating Income

Total Shareholder Return Amount		$ 190.56	191.05	115.27	80.56	113.95
Peer Group Total Shareholder Return Amount		153.99	145.21	111.58	78.35	124.43
Net Income (Loss) Attributable to Parent		$ 1,663,887,000	$ 1,411,436,000	$ 1,289,636,000	$ 973,585,000	$ 1,082,200,000
Company Selected Measure Amount		1,876,076,000	1,593,994,000	1,092,160,000	1,027,845,000	1,218,620,000
PEO Name		Clifton A. Pemble	Clifton A. Pemble	Clifton A. Pemble	Clifton A. Pemble	Clifton A. Pemble
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name		Revenue
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name		Operating Income
PEO [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[1]	$ (6,300,085)	$ (5,800,074)	$ (5,150,023)	$ (3,323,452)	$ (3,003,686)
PEO [Member] | Equity Awards Adjustments, Excluding Value Reported in the Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[2]	6,344,143	16,614,987	9,288,510	(361,257)	4,732,426
PEO [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		3,075,252	2,893,565	2,875,568	1,850,599	1,663,383
PEO [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(64,183)	1,745,550	634,049	(513,916)	173,666
PEO [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(39,933)	1,586,411	498,869	(516,070)	208,362
PEO [Member] | PC-RSUs Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		3,090,048	8,166,610	4,990,626	(0)	2,352,257
PEO [Member] | PC-RSUs Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(149,945)	2,091,916	211,356	(793,151)	263,567
PEO [Member] | PC-RSUs Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		432,904	130,935	78,042	(388,719)	71,191
Non-PEO NEO [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[3]	(1,856,339)	(1,618,791)	(1,199,958)	(1,034,936)	(892,596)
Non-PEO NEO [Member] | Equity Awards Adjustments, Excluding Value Reported in the Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[4]	1,871,882	4,546,510	2,327,222	(155,049)	1,469,833
Non-PEO NEO [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		993,076	841,941	592,409	548,618	438,136
Non-PEO NEO [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(17,632)	474,777	183,026	(139,301)	50,459
Non-PEO NEO [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(11,324)	438,317	142,035	(145,836)	63,083
Non-PEO NEO [Member] | PC-RSUs Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		831,082	2,182,342	1,311,231	(0)	790,793
Non-PEO NEO [Member] | PC-RSUs Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(40,354)	570,982	71,055	(275,337)	99,430
Non-PEO NEO [Member] | PC-RSUs Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ 117,034	$ 38,151	$ 27,466	$ (143,193)	$ 27,932

[1]	Represents the grant date fair value of equity based awards granted for each year shown, as reported in the SCT. As required under Item 402(v) of Regulation S-K, this value is deducted from SCT total compensation to calculate CAP for each year shown.
[2]	Represents the value of equity award adjustments for each year shown, as calculated in accordance with the methodology required under Item 402(v) of Regulation S-K. The amounts deducted or added in calculating the equity award adjustments are provided in the supplemental table below:
[3]	Represents the grant date fair value of equity based awards granted for each year shown, as reported in the SCT. As required under Item 402(v) of Regulation S-K, this value is deducted from SCT total compensation to calculate CAP for each year shown.
[4]	Represents the value of equity award adjustments for each year shown, as calculated in accordance with the methodology required under Item 402(v) of Regulation S-K. The amounts deducted or added in calculating the equity award adjustments are provided in the supplemental table below: